Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Subscription revenue	$ 3,139,365	$ 2,650,123	$ 11,966,497	$ 11,405,787
Advertising revenue	76,821	55,667	325,475	438,503
Technology service revenue	155,816	14,952	540,700	3,439,327
Total revenues	3,372,002	2,720,742	12,832,672	15,283,617
Costs and expenses:
Cost of revenue	646,715	622,724	2,573,083	3,174,453
Sales and marketing expense	257,451	191,670	825,069	1,056,967
Product development expense	1,297,264	1,250,696	5,025,482	6,563,449
General and administrative expense	761,710	1,019,254	3,166,343	6,343,859
Total costs and expenses	2,963,140	3,084,344	11,589,977	23,898,950
Income (loss) from operations	408,862	(363,602)	1,242,695	(8,615,333)
Interest income, net	2,467	12,187	7,119	156,423
Gain from sale of Secured Communications Assets			250,000
Gain on extinguishment of term debt	506,500
Other expense		(84,469)	(128,165)
Impairment loss on digital tokens				(625,368)
Net income (loss) from continuing operations			$ 1,371,262	(8,942,685)
Discontinued Operations:
Gain on sale from discontinued operations				826,770
Loss from discontinued operations				(104,880)
Income tax expense from discontinued operations				(159,265)
Net income from discontinued operations				$ 562,625
Basic net income (loss) per share of common stock:
Continuing operations (in Dollars per share)			$ 0.20	$ (1.30)
Discontinued operations (in Dollars per share)				0.08
Net income (loss) per share of common stock (in Dollars per share)			0.20	(1.22)
Diluted net income (loss) per share of common stock:
Continuing operations (in Dollars per share)			0.20	(1.30)
Discontinued operations (in Dollars per share)				0.08
Net loss per share of common stock (in Dollars per share)			$ 0.20	$ (1.22)
Income (loss) from operations before provision for income taxes	917,829	(435,884)	$ 1,371,649	$ (9,084,278)
Provision for income taxes	(1,100)	(2,500)	(387)	141,593
Net income (loss)	$ 916,729	$ (438,384)	$ 1,371,262	$ (8,380,060)
Net income (loss) per share of common stock:
Basic (in Dollars per share)	$ 0.13	$ (0.06)
Diluted (in Dollars per share)	$ 0.13	$ (0.06)
Weighted average number of shares of common stock used in calculating net income (loss) per share of common stock:
Basic (in Shares)	6,906,454	6,873,571	6,884,690	6,873,652
Diluted (in Shares)	6,906,454	6,873,571	6,887,808	6,873,652
Costs and expenses
Impairment loss on goodwill				$ 6,760,222